TAXATION - Deferred income taxes (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXATION
Deferred income taxes not recognized	$ (2,357,021)	$ (1,985,518)	$ (1,405,289)
Deferred income tax assets	0	0	0
Canada
TAXATION
Tax losses	6,456,683	4,855,399	2,477,382
USA
TAXATION
Tax losses	2,429,801	2,390,768	78,452
Tax loss carry forwards
TAXATION
Deferred income tax assets	2,253,563	1,813,019	685,368
Share issuance costs
TAXATION
Deferred income tax assets	66,023	140,213	214,221
Marketable securities and others
TAXATION
Deferred income tax assets	31,157	32,395	32,615
E&E expenditures
TAXATION
Deferred income tax liabilities		$ (109)
Deferred income tax assets	$ 6,278		$ 473,085